OTHER CURRENT ASSETS (Details) In Thousands, unless otherwise specified	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY
Advances to staff for business use		3,496	5,277
Deposits for rental		283	312
Deposits for land use right		0	167
Others		589	1,244
Other Assets, Current	$ 710	4,368	7,000